Income Taxes - Summary of Income Taxes Expenses Incurred During the Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax expense:
Current federal income tax
Current state income tax	26	22
Deferred federal income tax	581
Deferred state income tax	1,282
Income tax expense	$ 1,889	$ 22